Segment Information (Schedule Of Information By Reporting Segment) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Unallocated corporate expenses	¥ 12,030	¥ 18,066	¥ 15,834
Unallocated corporate assets	¥ 171,354	¥ 182,602	¥ 190,282